Financial assets and liabilities - Virtual Power Purchase Agreement (Details) $ in Millions	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Disclosure of detailed information about financial instruments [line items]
non-current derivatives financial instruments - liabilities	$ 20	$ 21
Non current derivatives financial instruments - Asset.	2	2
Virtual Power Purchase Agreement
Disclosure of detailed information about financial instruments [line items]
non-current derivatives financial instruments - liabilities	$ 4
Non current derivatives financial instruments - Asset.		$ 2
Risk-free rate | Option Pricing | Virtual Power Purchase Agreement
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	2.1	2.1
Volatility | Option Pricing | Virtual Power Purchase Agreement
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	31	31
Fair market value Increase (in percent)	5.00%